Other Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Feb. 11, 2016	Feb. 10, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Assets [Line Items]
Performance bond collateral	$ 3,197
Deferred certification costs	5,304
Deferred income taxes	1,336
Deposits	978
Total other assets	$ 10,815	$ 10,053
Predecessor
Other Assets [Line Items]
Deferred financing costs, net					$ 39,750
Performance bond collateral				$ 3,197	6,600
Deferred certification costs				10,050	7,767
Deferred mobilization costs				8,454	15,715
Deferred income taxes				152	894
Deposits				1,197	1,365
Total other assets			$ 21,963	$ 23,050	$ 72,091